Provisions (Tables)	12 Months Ended
Mar. 31, 2020
Provisions [abstract]
Summary of detailed information about provisions

	As at March 31,
	2019		2020
Non-current
Provision for warranty	₹	2	₹	2

	₹	2	₹	2
Current
Provision for warranty	₹	275	₹	317
Others		363		295

	₹	638	₹	612

	₹	640	₹	614

Summary of Activity for Provision for Warranty and Other Provisions
A summary of activity for provision for warranty and other provisions is as follows:

	Year ended March 31, 2019						Year ended March 31, 2020
	Provision for warranty		Others		Total		Provision for warranty		Others		Total
Balance at the beginning of the year	₹	293	₹	506	₹	799	₹	277	₹	363	₹	640
Additional provision during the year		295		13		308		360		98		458
Provision used during the year		(311)		(156)		(467)		(318)		(166)		(484)

Balance at the end of the year	₹	277	₹	363	₹	640	₹	319	₹	295	₹	614